Computation of Basic and Diluted Earnings (loss) Per Share (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator
Net income (loss)	$ (3,475,339)	$ (1,012,877)	$ (6,199,780)	$ 4,657,611	$ 3,801,696	$ (2,252,188)
Basic earnings (losses) per share attributable to common stock	$ (0.39)	$ (0.23)	$ (1.04)	$ 1.05	$ 0.85	$ (0.51)
Numerator
Net income (loss)	$ (3,475,339)	$ (1,012,877)	$ (6,199,780)	$ 4,657,611	$ 3,801,696	$ (2,252,188)
Denominator
Weighted avg. common shares outstanding	8,914,666	4,455,790	5,958,415	4,455,790	4,455,790	4,444,518
Diluted earnings (losses) per share attributable to common stock	$ (0.39)	$ (0.23)	$ (1.04)	$ 1.05	$ 0.85	$ (0.51)